S000045258 [Member] Investment Strategy - S000045258 [Member]	May 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in mortgage-related assets. Mortgage-related assets include, but are not limited to, long and short positions in mortgage-related securities that are either issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, mortgage-related securities issued by non-U.S. governments, and residential and commercial mortgage-backed securities issued by non-governmental entities, all of which may be represented by derivatives such as forward contracts, options, futures or swap agreements. Mortgage-related securities that either are issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities include Government National Mortgage Association (GNMA or Ginnie Mae) mortgage-backed bonds, which are backed by the full faith and credit of the U.S. Government; and Federal National Mortgage Association (FNMA or Fannie Mae) and Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) mortgage-backed bonds. FNMA and FHLMC are chartered or sponsored by Acts of Congress; however, their securities are neither issued nor guaranteed by the U.S. Treasury or backed by the full faith and credit of the U.S. Government. The Fund’s investments in mortgage-related securities include investments in stripped mortgage-backed securities such as interest-only (IO), principal-only (PO) and inverse interest-only (IIO) securities. The Fund seeks to generate positive absolute total returns over complete market cycles by investing principally in mortgage-related assets as well as other types of fixed-income securities and instruments such as asset-backed securities. A complete market cycle can be measured from market peak to peak or from market trough to trough.
The Fund may invest in debt instruments of any maturity and does not seek to maintain either a particular dollar-weighted average maturity or a particular duration.
The Fund may invest in derivatives, such as futures (including interest rate futures) to manage interest rate exposure, swaps (including credit default swaps, interest rate swaps and total return swaps) to manage credit and interest rate exposure, options on swaps (commonly known as swaptions) to manage interest rate exposure and options on futures to hedge existing positions. The Fund’s use of derivatives may result in leverage (market exposure in excess of the Fund’s assets). The Fund may hold a significant amount of cash, money market instruments (which may include investments in one or more affiliated or unaffiliated money market funds or similar vehicles), other high-quality, short-term investments, or other liquid assets to meet its segregation obligations as a result of its investments in derivatives. The Fund may also engage in short sales.
The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the “to be announced” (TBA) market and those in a dollar roll transaction. The Fund may also engage in repurchase agreements.
The Fund may invest in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high-yield” investments or “junk” bonds).
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.